UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: September 30,2004
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho             October 26, 2004

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     82
Form 13F Information Table Value Total:     372,662
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              604059105      288  3600.00 SH       SOLE                  3600.00
Abbott Laboratories            COM              002824100     3774 89092.00 SH       SOLE                 89092.00
Acxiom Corp                    COM              005125109      275 11600.00 SH       SOLE                 11600.00
Alliance Data Sys Corp         COM              018581108     3989 98350.00 SH       SOLE                 98350.00
American Intn'l Group          COM              026874107      226  3320.00 SH       SOLE                  3320.00
Ametek Inc                     COM              031100100     4029 132875.00SH       SOLE                132875.00
Amphenol Corp Cl A             COM              032095101     1072 31300.00 SH       SOLE                 31300.00
AptarGroup Inc                 COM              038336103    12378 281500.00SH       SOLE                281500.00
Arrow Electronics, Inc         COM              042735100     3455 153000.00SH       SOLE                153000.00
BISYS Group Inc                COM              055472104     3089 211450.00SH       SOLE                211450.00
BP PLC - Sponsored ADR         COM              055622104      479  8330.00 SH       SOLE                  8330.00
Baldor Electric                COM              057741100     5949 251417.00SH       SOLE                251417.00
Bank of America Corp           COM              060505104      422  9740.00 SH       SOLE                  9740.00
Beckman Coulter Inc            COM              075811109     7941 141500.00SH       SOLE                141500.00
Bed Bath & Beyond Inc          COM              075896100     4060 109400.00SH       SOLE                109400.00
Biomet, Inc                    COM              090613100    11224 239411.00SH       SOLE                239411.00
C R Bard                       COM              067383109    11603 204900.00SH       SOLE                204900.00
C.H. Robinson Wrldwd           COM              12541w100     6942 149650.00SH       SOLE                149650.00
CDW Corporation                COM              125129106     4262 73450.00 SH       SOLE                 73450.00
Certegy                        COM              156880106     6688 179737.00SH       SOLE                179737.00
Charles River Labs             COM              159864107     2821 61600.00 SH       SOLE                 61600.00
Chevron Texaco Corp            COM              166764100     1416 26406.00 SH       SOLE                 26406.00
ChoicePoint Inc                COM              170388102     5442 127599.99SH       SOLE                127599.99
Cintas Corp                    COM              172908105     6482 154175.00SH       SOLE                154175.00
Citigroup Inc                  COM              172967101      372  8439.00 SH       SOLE                  8439.00
Compass Bancshares Inc         COM              20449H109     8030 183250.00SH       SOLE                183250.00
Costco Wholesale Corp          COM              22160K105      988 23797.00 SH       SOLE                 23797.00
Danaher Corp                   COM              235851102    17212 335654.00SH       SOLE                335654.00
Donaldson Co                   COM              257651109    15924 560916.00SH       SOLE                560916.00
E.W. Scripps Co Cl A           COM              811054204     2666 55800.00 SH       SOLE                 55800.00
Edwards Lifesciences           COM              28176E108     3580 106860.00SH       SOLE                106860.00
Entercom Comm Corp             COM              293639100      764 23400.00 SH       SOLE                 23400.00
Equifax Inc                    COM              294429105     6038 229050.00SH       SOLE                229050.00
Expeditors International       COM              302130109     3231 62500.00 SH       SOLE                 62500.00
Exxon Mobil Corp               COM              30231G102     2193 45379.00 SH       SOLE                 45379.00
Family Dollar Stores           COM              307000109     3600 132850.00SH       SOLE                132850.00
Fastenal Co.                   COM              311900104     4176 72500.00 SH       SOLE                 72500.00
Fifth Third Bancorp            COM              316773100     1869 37974.00 SH       SOLE                 37974.00
First Data Corp                COM              319963104    17801 409208.00SH       SOLE                409208.00
Fiserv, Inc                    COM              337738108    14029 402440.00SH       SOLE                402440.00
General Electric Co            COM              369604103     3655 108840.00SH       SOLE                108840.00
Genlyte Group Inc              COM              372302109     1146 17800.00 SH       SOLE                 17800.00
Global Payments Inc.           COM              37940X102     4550 84975.00 SH       SOLE                 84975.00
Hospira Inc                    COM              441060100     4776 156078.00SH       SOLE                156078.00
ITT Industries                 COM              450911102     6623 82800.00 SH       SOLE                 82800.00
Idex Corp                      COM              45167R104    13212 389053.00SH       SOLE                389053.00
Int'l Business Machines        COM              459200101     1043 12168.00 SH       SOLE                 12168.00
Intel Corp                     COM              458140100      239 11892.00 SH       SOLE                 11892.00
J P Morgan Chase & Co          COM              46625H100      361  9084.00 SH       SOLE                  9084.00
Johnson & Johnson              COM              478160104      417  7408.00 SH       SOLE                  7408.00
Jones Apparel Group Inc        COM              480074103     1267 35400.00 SH       SOLE                 35400.00
Landstar System Inc            COM              515098101     1282 21850.00 SH       SOLE                 21850.00
Marshall & Ilsley Corp         COM              571834100     4581 113675.00SH       SOLE                113675.00
Merck & Co                     COM              589331107      289  8772.00 SH       SOLE                  8772.00
Micron Technology              COM              595112103      134 11118.00 SH       SOLE                 11118.00
Microsoft Corp                 COM              594918104      214  7734.00 SH       SOLE                  7734.00
National City Corp             COM              635405103     7463 193250.00SH       SOLE                193250.00
New York Community Bancorp     COM              649445103     3416 166325.00SH       SOLE                166325.00
North Fork Bancorp             COM              659424105    18690 420467.00SH       SOLE                420467.00
Pacer International            COM              69373H106     1112 67776.00 SH       SOLE                 67776.00
Pactiv Corp                    COM              695257105     5327 229100.00SH       SOLE                229100.00
Patterson Companies Inc        COM              703395103     6599 86200.00 SH       SOLE                 86200.00
Pfizer Inc                     COM              717081103     2430 79427.00 SH       SOLE                 79427.00
Quest Diagnostics Inc          COM              74834L100    10183 115425.00SH       SOLE                115425.00
Robert Half Int'l Inc          COM              770323103     3272 126950.00SH       SOLE                126950.00
Rockwell Collins Inc           COM              774341101     1902 51200.00 SH       SOLE                 51200.00
Royal Dutch Petroleum Co       COM              780257804      239  4640.00 SH       SOLE                  4640.00
Sealed Air Corp                COM              81211K100     6397 138025.00SH       SOLE                138025.00
Teleflex Inc                   COM              879369106     9433 221946.00SH       SOLE                221946.00
U.S. Bancorp                   COM              902973304    10003 346108.86SH       SOLE                346108.86
UCBH Holdings Inc.             COM              90262T308     1383 35400.00 SH       SOLE                 35400.00
Viacom Inc Cl B                COM              925524308     1185 35299.00 SH       SOLE                 35299.00
Washington Mutual Inc          COM              939322103      356  9111.00 SH       SOLE                  9111.00
Waters Corp                    COM              941848103     4633 105050.00SH       SOLE                105050.00
Wells Fargo & Co.              COM              949746101     2327 39025.00 SH       SOLE                 39025.00
Westamerica Bancorp            COM              957090103     3376 61500.00 SH       SOLE                 61500.00
Zimmer Holdings Inc            COM              98956P102     4774 60400.00 SH       SOLE                 60400.00
Zions Bancorporation           COM              989701107    12613 206640.00SH       SOLE                206640.00
Capital World Growth Income Fu COM              140543109      219 7084.0000SH       SOLE                7084.0000
Franklin Templeton, Oregon Tax COM              354723785      244 20662.2810SH      SOLE               20662.2810
Lord Abbett Affiliated Fund Cl COM              544001100      428 31393.2260SH      SOLE               31393.2260
MFS Charter Income Trust       COM              552727109       88 10000.0000SH      SOLE               10000.0000
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